Victory Extended Market Index Fund Investment Risks - Victory Extended Market Index Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk [Text Block]	The Fund’s investments are subject to the following principal risks:Any investment involves risk, and there is no assurance that a Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in a Fund.An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk – Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk – The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, tariffs, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Small Capitalization and Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization and Mid-Capitalization Stock Risk – The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk – While the Fund attempts to match the performance of the Index as closely as possible before the deductions of fees and expenses, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund’s cash flow may affect how closely the Fund tracks the Index. The Fund’s use of representative sampling may cause the tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.
Passive Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Management Risk – The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Fund’s Index or of the actual securities included in the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance could be lower than actively managed funds that can shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with other mutual funds, losing money is a risk of investing in a Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.